Note 3 - Summary of Significant Accounting Policies: Loss Per Share (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Loss Per Share

Loss Per Share

The Company computes net loss per share in accordance with ASC Topic 260, “Earnings per Share,” Under the provisions of the standard, basic and diluted net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of shares of common stock outstanding during the period. During periods when losses occur, common stock equivalents, if any, are not considered in the computation as their effect would be anti-dilutive.